Debt	12 Months Ended
Dec. 31, 2012
Debt Disclosure [Abstract]
Debt
K.	DEBT

		(In Millions)
	At December 31
	2012	2011
Notes and debentures:
5.875%, due July 15, 2012	$—	$791
7.125%, due Aug. 15, 2013	200	200
4.8%, due June 15, 2015	500	500
6.125%, due Oct. 3, 2016	1,000	1,000
5.85%, due Mar. 15, 2017	300	300
6.625%, due Apr. 15, 2018	114	114
7.125%, due Mar. 15, 2020	500	500
5.95%, due March 15, 2022	400	—
7.75%, due Aug. 1, 2029	296	296
6.5%, due Aug. 15, 2032	300	300
Other	18	24

	3,628	4,025
Less: Current portion	206	803

Total Long-term debt	$3,422	$3,222

All of the notes and debentures above are senior indebtedness and, other than the 6.625% notes due 2018 and the 7.75% notes due 2029, are redeemable at the Company’s option.

On March 5, 2012, the Company issued $400 million of 5.95% Notes (“the Notes”) due March 15, 2022. Including the interest rate swap amortization, the effective interest rate for the Notes is approximately 6.5%, see Note F. The Notes are senior indebtedness and are redeemable at the Company’s option.

In January 2012, the Company repurchased $46 million of 5.875% Notes due July 15, 2012 in open-market transactions; the Company paid a premium of $1 million for the repurchase. In July 2012, the Company retired all of its $745 million of 5.875% Notes on the scheduled retirement date.

On June 21, 2010, the Company entered into a Credit Agreement (the “Credit Agreement”) with a bank group, with an aggregate commitment of $1.25 billion and a maturity date of January 10, 2014. On February 11, 2011, the Company entered into an amendment (deemed to be effective and applicable as of December 31, 2010) of the Credit Agreement with its bank group (the “Amendment”).

On February 13, 2012, the Company entered into another amendment (deemed to be effective and applicable as of December 31, 2011) of the Credit Agreement (the “Second Amendment”). The Credit Agreement contains financial covenants requiring the Company to maintain a maximum debt to total adjusted capitalization ratio of 65 percent. The Second Amendment provides for the add-back to shareholders’ equity in the Company’s debt to capitalization covenant of (i) certain non-cash charges (including impairment charges for financial investments and goodwill and other intangible assets) and (ii) changes to the valuation allowance on the Company’s deferred tax assets included in income tax expense. The Second Amendment also permits the Company to add back, if incurred, up to $250 million in the aggregate of future non-cash charges subsequent to December 31, 2011. The Second Amendment revised the permitted ratio of consolidated EBITDA to consolidated interest expense to 2.25 to 1.00 through December 31, 2012, increasing to 2.50 to 1.00 with respect to each quarter thereafter.

The Credit Agreement provides for an unsecured revolving credit facility available to the Company and one of its foreign subsidiaries, in U.S. dollars, European euros and certain other currencies. Borrowings under the revolver denominated in euros are limited to $500 million, equivalent. The Company can also borrow swingline loans up to $150 million and obtain Letters of Credit of up to $250 million. Any outstanding Letters of Credit reduce the Company’s borrowing capacity. At December 31, 2012, the Company had $78 million of outstanding and unused Letters of Credit, reducing the Company’s borrowing capacity by such amount.

Revolving credit loans bear interest under the Credit Agreement, at the Company’s option: at (A) a rate per annum equal to the greatest of (i) prime rate, (ii) the Federal Funds effective rate plus 0.50% and (iii) LIBOR plus 1.0% (the “Alternative Base Rate”); plus an applicable margin based upon the then-applicable corporate credit ratings of the Company; or (B) LIBOR plus an applicable margin based upon the then-applicable corporate credit ratings of the Company. The foreign currency revolving credit loans bear interest at a rate equal to LIBOR plus an applicable margin based upon the then-applicable corporate credit ratings of the Company.

Based on the limitations of the debt to total capitalization covenant, at December 31, 2012 the Company had additional borrowing capacity, subject to availability, of up to $873 million. Additionally, at December 31, 2012, the Company could absorb a reduction to shareholders’ equity of approximately $470 million and remain in compliance with the debt to total capitalization covenant.

In order to borrow under the Credit Agreement, there must not be any default in the Company’s covenants in the Credit Agreement (i.e., in addition to the two financial covenants, principally limitations on subsidiary debt, negative pledge restrictions, legal compliance requirements and maintenance of properties and insurance) and the Company’s representations and warranties in the Credit Agreement must be true in all material respects on the date of borrowing (i.e., principally no material adverse change or litigation likely to result in a material adverse change, since December 31, 2009, in each case, no material ERISA or environmental non-compliance and no material tax deficiency).

At December 31, 2012 and 2011, the Company was in compliance with all covenants and had no borrowings under the Credit Agreement.

At December 31, 2012, the debt maturities during each of the next five years were as follows: 2013—$206 million; 2014—$1 million; 2015—$501 million; 2016—$1,001 million; and 2017—$301 million.

Interest paid was $269 million, $254 million and $241 million in 2012, 2011 and 2010, respectively.